Organization and Basis of Presentation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Basis of Presentation [Line Items]
Maximum fixed asset		$ 3,300,000
Restricted for benefit of current credit facility lender		3,930,000
Unfilled contract values	$ 279,000,000	$ 270,100,000
Amount of backlog	$ 139,700,000
Contract with customer percentage	5.00%	5.00%
Current Credit Facility [Member]
Organization and Basis of Presentation [Line Items]
Current debt facility and related party subordinated notes	$ 28,885,000	$ 28,344,000
Long-Term Agreements [Member]
Organization and Basis of Presentation [Line Items]
Amount of backlog	$ 139,700,000	136,800,000
ATM Offering [Member]
Organization and Basis of Presentation [Line Items]
Gross proceeds		$ 4,869,000